Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2011
Vanguard PRIMECAP Fund - Investor Shares | Vanguard PRIMECAP Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%
Vanguard Target Retirement 2005 Fund - Investor Shares | Vanguard Target Retirement 2005 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2015 Fund - Investor Shares | Vanguard Target Retirement 2015 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2025 Fund - Investor Shares | Vanguard Target Retirement 2025 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Vanguard Target Retirement 2035 Fund - Investor Shares | Vanguard Target Retirement 2035 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2045 Fund - Investor Shares | Vanguard Target Retirement 2045 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement Income Fund - Investor Shares | Vanguard Target Retirement Income Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard PRIMECAP Fund - Admiral Shares | Vanguard PRIMECAP Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.36%
Vanguard Target Retirement 2010 Fund - Investor Shares | Vanguard Target Retirement 2010 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2020 Fund - Investor Shares | Vanguard Target Retirement 2020 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.17%
Vanguard Target Retirement 2030 Fund - Investor Shares | Vanguard Target Retirement 2030 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18%
Vanguard Target Retirement 2040 Fund - Investor Shares | Vanguard Target Retirement 2040 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2050 Fund - Investor Shares | Vanguard Target Retirement 2050 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2055 Fund - Investor Shares | Vanguard Target Retirement 2055 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.19%
Vanguard Target Retirement 2060 Fund - Investor Shares | Vanguard Target Retirement 2060 Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.18%
Total Annual Fund Operating Expenses	0.18% [1]

[1]	Based on estimated amounts for the current fiscal year.